                                 VALIC COMPANY I

     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 2006

The Small Cap Aggressive Growth Fund may invest in initial public offerings.

The following information is added to the section titled "OTHER ACCOUNTS" on page 42 of the SAI:

                                                                                     OTHER ACCOUNTS
                                                         --------------------------------------------------------------------------
                                                          Registered Investment     Pooled Investment
                                                               Companies                Vechicles             Other Accounts
                                                         ----------------------   -----------------------    ----------------------
                  Advisers/                               No. of      Assets       No. of      Assets         No. of      Assets
Portfolio        Sub-adviser     Portfolio Managers      Accounts   ($millions)   Accounts    ($millions)    Accounts   ($millions)
-----------     --------------   ------------------      --------   -----------   --------    -----------    --------   -----------
Small Cap       Wells Capital    Philpott, Jerome "Cam"     3          $514          1           $58            8          $1,019
Aggressive      Management Inc.  Roberts, Stuart            3          $514          1           $58            8          $1,019
Growth Fund

DATE:  NOVEMBER 6, 2006